Federated MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—3.3%
755,526	[1]	Cars.com, Inc.	$3,913,625
197,739	[2]	Cogent Communications Holdings, Inc.	16,576,460
32,386	[1]	EverQuote, Inc.	1,262,082
49,612	[1]	Fluent, Inc.	99,720
77,663	[1]	Imax Corp.	893,124
13,508		Meredith Corp.	200,324
38,559	[1,2]	Yelp, Inc.	861,794
		TOTAL	23,807,129
		Consumer Discretionary—10.7%
527,261		Aaron's, Inc.	16,824,898
60,444		American Eagle Outfitters, Inc.	480,530
38,696	[1,2]	Asbury Automotive Group, Inc.	2,611,980
6,659	[1]	Cavco Industries, Inc.	1,030,014
7,324		Core-Mark Holding Co., Inc.	210,492
20,248	[2]	Dave & Buster's Entertainment, Inc.	296,431
165,497	[1]	Denny's Corp.	1,865,151
168,987	[1]	Everi Holdings, Inc.	836,486
232,910	[2]	Falcon Minerals Corp.	569,465
68,060	[1,2]	Funko, Inc.	291,297
1,131,555	[1,2]	Groupon, Inc.	1,380,497
1,413	[1]	Helen of Troy Ltd.	232,128
38,552	[1]	Installed Building Products, Inc.	1,900,999
36,532	[1,2]	iRobot Corp.	2,226,991
83,037	[1,2]	Lovesac Co./The	990,631
12,344	[1]	MCBC Holdings, Inc.	128,995
11,800	[1]	Malibu Boats, Inc.	405,684
67,535	[1]	Overstock.com, Inc.	852,292
74,791	[1]	Perdoceo Education Corp.	972,283
201,370	[1]	PlayAGS, Inc.	884,014
223,362		Rent-A-Center, Inc.	4,446,021
352,012	[1,2]	SeaWorld Entertainment, Inc.	5,171,056
209,798	[1]	Skyline Corp.	4,135,118
263,775		Steven Madden Ltd.	6,612,839
23,267	[1]	TopBuild Corp.	2,168,252
157,419	[2]	Wingstop, Inc.	18,460,526
38,733		Wolverine World Wide, Inc.	793,639
		TOTAL	76,778,709
		Consumer Staples—3.4%
28,254	[1]	BJ's Wholesale Club Holdings, Inc.	743,363
48,291	[1,2]	Bellring Brands, Inc.	846,541
1,293		Coca-Cola Bottling Co.	304,463
127,252	[1]	elf Beauty, Inc.	1,663,184
85,150	[1]	Freshpet, Inc.	6,421,161
116,714		Inter Parfums, Inc.	5,215,949
6,114	[2]	MGP Ingredients, Inc.	230,681
59,443	[2]	Medifast, Inc.	4,510,535
5,825	[1,2]	The Boston Beer Co., Inc., Class A	2,717,421

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
107,746		Vector Group Ltd.	$1,152,882
2,052		WD 40 Co.	357,622
		TOTAL	24,163,802
		Energy—1.6%
215,455	[1,2]	CONSOL Energy, Inc.	1,635,303
160,118	[2]	CVR Energy, Inc.	3,818,814
20,622	[2]	DMC Global, Inc.	532,254
523,127	[1,2]	Denbury Resources, Inc.	185,972
615,078	[2]	Liberty Oilfield Services, Inc.	2,903,168
494,290	[1]	Propetro Holding Corp.	2,095,790
		TOTAL	11,171,301
		Financials—6.5%
442,596	[1]	Blucora, Inc.	6,227,326
35,026		CNB Financial Corp.	621,361
5,623	[1,2]	eHealth, Inc.	599,974
29,799	[2]	FB Financial Corp.	665,710
28,255	[1]	Green Dot Corp.	861,777
40,460		Guaranty Bancshares, Inc.	1,091,206
62,106		Independent Bank Corp.- Michigan	912,337
39,588		Kinsale Capital Group, Inc.	4,300,048
48,214		Meta Financial Group, Inc.	888,102
569,669	[1]	NMI Holdings, Inc.	7,701,925
285,665		National General Holdings Corp.	5,436,205
74,242	[1]	Palomar Holdings, Inc.	4,343,157
6,879		RLI Corp.	500,998
166,597		Selective Insurance Group, Inc.	8,351,508
35,954		State Auto Financial Corp.	902,086
85,492		The Bank of NT Butterfield & Son Ltd.	1,881,679
18,279	[1,2]	World Acceptance Corp.	1,240,230
		TOTAL	46,525,629
		Health Care—31.9%
52,770	[1,2]	ANI Pharmaceuticals, Inc.	2,111,328
23,101	[1]	Acadia Pharmaceuticals, Inc.	1,116,009
34,146	[1,2]	Acceleron Pharma, Inc.	3,091,237
96,205	[1,2]	Acer Therapeutics, Inc.	230,892
51,904	[1,3]	Adeptus Health, Inc.	0
23,567	[1]	Akcea Therapeutics, Inc.	402,053
37,034	[1,2]	Alector, Inc.	915,480
83,395	[1,2]	Amedisys, Inc.	15,358,023
17,402	[1]	Amicus Therapeutics, Inc.	205,518
1,085,533	[1,2]	Amneal Pharmaceuticals, Inc.	3,940,485
224,744	[1]	AnaptysBio, Inc.	3,510,501
13,209	[1,2]	Applied Therapeutics, Inc.	472,222
105,625	[1,2]	Arena Pharmaceuticals, Inc.	5,172,456
43,072	[1,2]	Arrowhead Pharmaceuticals, Inc.	1,482,969
122,609	[1,2]	Arvinas, Inc.	6,436,972
204,227	[1]	Assertio Therapeutics, Inc.	178,699
446,999	[1,2]	Atara Biotherapeutics, Inc.	3,705,622
117,131	[1,2]	AxoGen, Inc.	1,142,027
15,672	[1,2]	Axsome Therapeutics, Inc.	1,489,310
20,382	[1]	Bioxcel Therapeutics, Inc.	754,134

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
236,306	[1]	Catalyst Pharmaceutical Partners, Inc.	$1,120,090
31,098	[1]	ChemoCentryx, Inc.	1,648,505
127,004	[1,2]	Collegium Pharmaceutical, Inc.	2,626,443
56,593	[1]	Corcept Therapeutics, Inc.	716,467
23,842	[1]	Crinetics Pharmaceuticals, Inc.	397,685
24,109	[1]	Cross Country Healthcare, Inc.	151,646
106,542	[1]	Cue Biopharma, Inc.	2,725,344
116,586	[1]	Cutera, Inc.	1,568,082
120,576	[1]	Cymabay Therapeutics, Inc.	213,420
73,315	[1]	Deciphera Pharmaceuticals, Inc.	4,250,804
70,037	[1,2]	Dicerna Pharmaceuticals, Inc.	1,379,729
53,000	[1]	Emergent BioSolutions, Inc.	3,919,350
33,442	[1]	Enanta Pharmaceuticals, Inc.	1,550,706
15,960	[1]	Evofem Biosciences, Inc.	75,650
198,416	[1,2]	Fate Therapeutics, Inc.	5,432,630
258,031	[1]	Fluidigm Corp.	577,989
110,838	[1]	G1 Therapeutics, Inc.	1,455,303
3,279	[1]	Global Blood Therapeutics, Inc.	250,909
64,304	[1]	Globus Medical, Inc.	3,051,868
369,402	[1]	GlycoMimetics, Inc.	1,030,632
163,880	[1]	Halozyme Therapeutics, Inc.	3,712,701
153,262	[1,2]	Immunogen, Inc.	625,309
66,573	[1]	Immunomedics, Inc.	2,022,488
226,242	[1,2]	Inovalon Holdings, Inc.	3,959,235
40,004	[1]	Intra-Cellular Therapies, Inc.	706,871
4,868	[1]	iRhythm Technologies, Inc.	514,255
381,414	[1,2]	Ironwood Pharmaceuticals, Inc.	3,814,140
194,896	[1,2]	Kadmon Holdings, Inc.	838,053
60,344	[1,2]	Kala Pharmaceuticals, Inc.	601,026
5,169	[1]	Karuna Therapeutics, Inc.	429,441
69,338	[1]	Karyopharm Therapeutics, Inc.	1,528,903
12,285	[1]	Kezar Life Sciences, Inc.	57,739
205,053	[1,2]	Kiniksa Pharmaceuticals Ltd.	4,090,807
96,760	[2]	LeMaitre Vascular, Inc.	2,756,692
1,066,432	[1,2]	Lexicon Pharmaceuticals, Inc.	2,015,556
145,365	[1]	MacroGenics, Inc.	1,046,628
137,096	[1]	Medpace Holdings, Inc.	10,948,487
30,709	[1]	Mirati Therapeutics, Inc.	2,611,493
72,932	[1]	Molecular Templates, Inc., Class THL	1,183,686
162,883	[1]	Momenta Pharmaceuticals, Inc.	5,163,391
11,195	[1,2]	Myokardia, Inc.	703,270
398,547	[1,2]	Myriad Genetics, Inc.	6,161,537
131,587	[1,2]	NeoGenomics, Inc.	3,597,589
32,345	[1]	NextCure, Inc.	1,048,625
97,494	[1,2]	NuVasive, Inc.	5,935,435
40,856	[1]	Orthofix Medical, Inc.	1,448,345
11,954	[1]	Pacira BioSciences, Inc.	493,581
34,960	[1]	Principia Biopharma, Inc.	2,173,813
458,367	[1,2]	Puma Biotechnology, Inc.	4,606,588
298,427	[1]	R1 RCM, Inc.	3,079,767
220,878	[1]	Recro Pharma, Inc.	1,868,628

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
87,731	[1,2]	Repligen Corp.	$10,189,956
49,576	[1]	Savara, Inc.	119,478
77,766	[1,2]	Scholar Rock Holding Corp.	1,277,695
181,370	[1]	Select Medical Holdings Corp.	3,095,986
24,554	[2]	Simulations Plus, Inc.	934,280
41,556	[1]	Tandem Diabetes Care, Inc.	3,315,338
95,768	[1,2]	Teladoc, Inc.	15,762,455
10,776	[1]	Tenet Healthcare Corp.	217,460
248,764	[1]	Theravance Biopharma, Inc.	7,253,958
80,971	[1]	Twist Bioscience Corp.	2,648,561
27,756	[2]	U.S. Physical Therapy, Inc.	2,095,578
10,938	[1]	Ultragenyx Pharmaceutical, Inc.	660,983
172,566	[1]	Vanda Pharmaceuticals, Inc.	1,984,509
142,516	[1]	Viewray, Inc.	296,433
52,684	[1,2]	Viking Therapeutics, Inc.	303,460
144,701	[1]	Voyager Therapeutics, Inc.	1,564,218
290,429	[1,2]	Xencor, Inc.	8,489,240
193,168	[1,2]	Zynex, Inc.	3,411,347
		TOTAL	229,224,203
		Industrials—15.7%
49,767	[1,2]	ASGN, Inc.	2,311,677
7,916		AZZ, Inc.	248,483
11,879	[1,2]	Aerojet Rocketdyne Holdings, Inc.	488,702
29,900	[1]	Aerovironment, Inc.	1,801,774
25,978		Albany International Corp., Class A	1,328,515
49,760	[2]	Allegiant Travel Co.	3,905,165
32,801	[1]	American Woodmark Corp.	1,686,299
95,453		Apogee Enterprises, Inc.	1,951,059
121,271	[1]	Astronics Corp.	1,089,014
23,819	[1]	Atkore International Group, Inc.	579,754
6,223		Barnes Group, Inc.	238,839
7,392		Barrett Business Services, Inc.	361,617
22,496	[1]	Beacon Roofing Supply, Inc.	494,912
233,161	[1]	Builders Firstsource, Inc.	4,278,504
108,990	[1]	Commercial Vehicle Group, Inc.	263,756
5,685		Douglas Dynamics, Inc.	210,118
163,237	[1]	Echo Global Logistics, Inc.	2,861,545
56,487		Enerpac Tool Group Corp.	963,668
212,466	[2]	Exponent, Inc.	14,942,734
23,670		Federal Signal Corp.	637,433
155,615	[1]	Foundation Building Materials, Inc.	1,820,696
69,260	[1]	Franklin Covey Co.	1,437,145
341,642	[1]	GMS, Inc.	6,279,380
376,141		Granite Construction, Inc.	6,183,758
150,046		Heidrick & Struggles International, Inc.	3,367,032
70,185		Helios Technologies, Inc.	2,496,480
217,245		Insperity, Inc.	10,364,759
189,851	[1]	JELD-WEN Holding, Inc.	2,411,108
163,196		Knoll, Inc.	1,902,865
762,912	[1]	MRC Global, Inc.	4,089,208
122,011	[1]	Mercury Systems, Inc.	10,878,501

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
18,721	[1]	Mistras Group, Inc.	$88,925
57,860	[1]	PGT, Inc.	598,272
185,961		REV Group, Inc.	989,313
54,821	[1]	SPX Corp.	2,090,325
121,343		Spartan Motors, Inc.	1,709,723
219,605	[1,2]	Spirit Airlines, Inc.	3,298,467
117,797		Terex Corp.	1,789,336
197,470	[1]	Thermon Group Holdings, Inc.	3,017,342
390,447		Triumph Group, Inc.	2,748,747
959,408	[1]	Welbilt, Inc.	4,729,881
		TOTAL	112,934,831
		Information Technology—16.9%
219,959	[1]	Cardtronics, Inc.	5,037,061
125,767	[1,2]	Coda Octopus Group, Inc.	767,179
151,864	[1]	Commvault Systems, Inc.	6,483,074
356,943	[1]	Diebold Nixdorf, Inc.	1,759,729
10,032	[2]	Ebix, Inc.	209,970
14,085	[1]	Enphase Energy, Inc.	659,600
87,008	[1,2]	Everbridge, Inc.	9,690,951
201,370		Evertec, Inc.	5,102,716
7,238	[1]	Exlservice Holding, Inc.	446,802
242,448	[1,2]	Five9, Inc.	22,467,656
115,509	[1,2]	GTT Communications, Inc.	1,312,182
114,050	[1]	Inphi Corp.	11,010,387
48,079	[1]	Intelligent Systems Corp.	1,612,570
44,095		MTS Systems Corp.	937,900
38,716		Maximus, Inc.	2,606,361
333,224	[1]	MaxLinear, Inc.	5,494,864
336,331	[1]	Model N, Inc.	9,706,513
49,079	[1]	OSI Systems, Inc.	3,552,338
137,537	[1]	Perficient, Inc.	4,790,414
437,233	[2]	Plantronics, Inc.	6,173,730
104,773	[1]	Qualys, Inc.	11,047,265
128,976	[1]	SPS Commerce, Inc.	7,159,458
97,523	[1]	Secureworks Corp.	1,109,812
27,640	[1,2]	Semtech Corp.	1,250,433
22,714		TTEC Holdings, Inc.	885,392
		TOTAL	121,274,357
		Materials—3.1%
95,981		Boise Cascade Co.	3,001,326
43,305		Fuller (H.B.) Co.	1,593,191
10,915		Kaiser Aluminum Corp.	788,390
235,950	[1]	Koppers Holdings, Inc.	3,718,572
173,451	[1]	Kraton Corp.	2,707,570
19,436		Materion Corp.	1,005,619
286,238		Myers Industries, Inc.	3,537,902
177,861		Orion Engineered Carbons S.A.	1,620,314
86,100	[1,3]	Rentech, Inc.	0
137,626	[1]	Ryerson Holding Corp.	635,832
54,523		Trinseo SA	1,114,995
38,663	[2]	Trox Holdings PLC	263,682

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
32,866	[1]	U.S. Concrete, Inc.	$630,370
24,131	[1]	Verso Corp.	335,179
51,178		Worthington Industries, Inc.	1,353,146
		TOTAL	22,306,088
		Real Estate—4.5%
225,276		Easterly Government Properties, Inc.	6,062,177
8,718		EastGroup Properties, Inc.	924,108
15,565	[2]	LTC Properties, Inc.	554,114
181,573		Newmark Group, Inc.	704,503
202,446		QTS Realty Trust, Inc.	12,658,948
208,587		RMR Group, Inc./The	6,186,690
93,479		Ryman Hospitality Properties	3,303,548
185,199	[2]	Tanger Factory Outlet Centers, Inc.	1,392,697
18,779		Urstadt Biddle Properties, Inc., Class A	274,361
47,847		Whitestone Project	324,403
		TOTAL	32,385,549
		Utilities—0.5%
44,188	[2]	California Water Service Group	1,984,925
11,446		Chesapeake Utilities Corp.	1,005,874
4,487		Southwest Gas Holdings, Inc.	340,115
		TOTAL	3,330,914
		TOTAL COMMON STOCKS (IDENTIFIED COST $649,011,029)	703,902,512
		PREFERRED STOCK—0.0%
		Consumer Discretionary—0.0%
13,146		Overstock.com, Inc. (IDENTIFIED COST $12,331)	131,462
		INVESTMENT COMPANIES—12.6%
33,825,464		Federated Government Obligations Fund, Premier Shares, 0.22%[4]	33,825,464
56,965,931		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[4]	56,988,717
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $90,812,809)	90,814,181
		TOTAL INVESTMENT IN SECURITIES—110.7% (IDENTIFIED COST $739,836,169)	794,848,155
		OTHER ASSETS AND LIABILITIES - NET—(10.7)%[5]	(77,039,064)
		TOTAL NET ASSETS—100%	$717,809,091
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2020, were as follows:
	Balance of Shares Held 7/31/2019	Purchases/ Additions*	Sales/ Reductions*	Balance of Shares Held 4/30/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)*	Dividend Income*
Health Care:
Alector, Inc.	—	66,648	(29,614)	37,034	$915,480	$(108,442)	$(172,755)	$—
Ultragenyx Pharmaceutical, Inc.	—	38,228	(27,290)	10,938	$660,983	$(67,018)	$(366,707)	$—
Affiliated Issuer no longer in the portfolio at period end	—	101,939	(101,939)	—	$—	$—	$1,042,769	$—
TOTAL OF AFFILIATED TRANSACTIONS	—	206,815	(158,843)	47,972	$1,576,463	$(175,460)	$503,307	$—
*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total Affiliated Transactions
Balance of Shares Held 7/31/2019	34,589,446	67,411,680	102,001,126
Purchases/Additions	209,515,858	425,413,005	634,928,863
Sales/Reductions	(210,279,840)	(435,858,754)	(646,138,594)
Balance of Shares Held 4/30/2020	33,825,464	56,965,931	90,791,395
Value	$33,825,464	$56,988,717	$90,814,181
Change in Unrealized Appreciation/Depreciation	N/A	$(3,460)	$(3,460)
Net Realized Gain/(Loss)	N/A	$2,438	$2,438
Dividend Income	$428,531	$788,939	$1,217,470
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of April 30, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$76,874,954	$81,914,464
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$681,514,764	$—	$0	$681,514,764
International	22,387,748	—	—	22,387,748
Preferred Stocks
Domestic	131,462	$—	—	131,462
Investment Companies	90,814,181	—	—	90,814,181
TOTAL SECURITIES	$794,848,155	$—	$0	$794,848,155